CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Unearned Compensation-ESOP	Unearned Compensation-Restricted Stock	Treasury Stock
Balance at Dec. 31, 2010	$ 19,169	$ 278	$ 11,424	$ 8,999	$ 120	$ (368)	$ (100)	$ (1,184)
Comprehensive income:
Net income	1,011			1,011
Other comprehensive income, net of related tax effects of $27,000 and $9,000 during the period 2012 and 2011, respectively	14				14
Common stock held by ESOP allocated or committed to be allocated (7,240 and 8,192 shares during the period 2012 and 2011, respectively)	56		(26)			82
Restricted stock granted in connection with equity incentive plan (12,606 and 25,998 shares during the period 2012 and 2011, respectively)			169				(169)
Forfeiture of restricted stock (1,620 and 7,650 shares during the period 2012 and 2011, respectively)			(46)				46
Reissuance of treasury stock (7,027 and 5,796 shares during the period 2012 and 2011, respectively)			(50)					50
Purchase of treasury stock (986 and 280 shares during the period 2012 and 2011, respectively)	(2)							(2)
Share based compensation - options	25		25
Share based compensation - restricted stock	56						56
Balance at Dec. 31, 2011	20,329	278	11,496	10,010	134	(286)	(167)	(1,136)
Comprehensive income:
Net income	948			948
Other comprehensive income, net of related tax effects of $27,000 and $9,000 during the period 2012 and 2011, respectively	49				49
Reorganization and related stock offering: Exchange of common stock: 2,777,750 shares at $0.10 par value per share for 1,940,259 shares at $0.01 par value per share		(259)	259
Net proceeds from the issuance of common stock (1,100,000 shares)	9,930		9,930
Common stock acquired by ESOP (88,000 shares)	(880)					(880)
Merger of Georgetown Bancorp, MHC	5		5
Common stock held by ESOP allocated or committed to be allocated (7,240 and 8,192 shares during the period 2012 and 2011, respectively)	75		(7)			82
Restricted stock granted in connection with equity incentive plan (12,606 and 25,998 shares during the period 2012 and 2011, respectively)			109				(109)
Forfeiture of restricted stock (1,620 and 7,650 shares during the period 2012 and 2011, respectively)			(13)				13
Reissuance of treasury stock (7,027 and 5,796 shares during the period 2012 and 2011, respectively)			(83)					83
Purchase of treasury stock (986 and 280 shares during the period 2012 and 2011, respectively)	(8)							(8)
Retirement of treasury stock			(1,061)					1,061
Share based compensation - options	35		35
Share based compensation - restricted stock	81						81
Excess tax provision on share-based compensation	(1)		(1)
Balance at Dec. 31, 2012	$ 30,563	$ 19	$ 20,699	$ 10,958	$ 183	$ (1,084)	$ (182)